Significant Accounting Policies (Details Textual)	12 Months Ended
Dec. 31, 2019
Significant Accounting Policies (Textual)
Percentage of original effective rate	10.00%
Intangible asset with a definite useful life	10 years
Description of lease agreement	The Group recognizes an asset for right-of-use and the corresponding lease liability, for all lease agreements in which it acts as lessee, except in the following cases: short-term leases (defined as leases with a lease term of less than 12 months); leases of low-value assets (defined as leases of assets with an individual market value of less than US$5,000 (five thousand dollars)); and, lease agreements whose payments are variable (without any contractually defined fixed payment).
Customers shipment date with payment terms	Between 15 and 30 days.
Top of range [member]
Significant Accounting Policies (Textual)
Expenditures are amortized on a straight-line basis over their estimated useful lives	10 Years
Bottom of range [member]
Significant Accounting Policies (Textual)
Expenditures are amortized on a straight-line basis over their estimated useful lives	3 Years